BASIC AND DILUTED LOSS PER SHARE	3 Months Ended
Mar. 31, 2026
Loss per share
BASIC AND DILUTED LOSS PER SHARE

6.	BASIC AND DILUTED LOSS PER SHARE

Basic loss per share is computed by dividing net loss attributable to common shareholders for the period by the weighted average number of common shares outstanding (“Common Shares”) outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to common shareholders by the weighted average number of Common Shares outstanding, adjusted for the effect of potentially dilutive securities. For the periods presented, the Company incurred a net loss; accordingly, all potentially dilutive securities were anti-dilutive and have been excluded from the calculation of diluted loss per share. As a result, basic and diluted loss per share are the same.

For periods with net income, the Company applies the treasury stock method to calculate the potential dilutive effect of unvested RSUs and unexercised stock options in periods in which the Company reports net income. The Company does not pay dividends or have participating securities outstanding.

The following table outlines the number of Common Shares (in thousands) and basic and diluted loss per share.

	Three Months Ended March 31,
	2026	2025
Weighted-average number of Common Shares - basic and diluted	223,688	204,382
Loss per share
Basic and diluted loss per share	$(0.02)	$(0.02)
Diluted loss per share	$(0.02)	$(0.02)

The following potential ordinary shares (in thousands) are anti-dilutive and are therefore excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share.

	Three Months Ended March 31,
	2026	2025
Options	10,360	14,501
RSU	22,053	25,497
Total	32,413	39,998